ETFMG Sit Ultra Short ETF
Schedule of Investments
December 31, 2019 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 12.3%
Carvana Auto Receivables Trust
Series 2019-2, 2.580%, 03/15/2023 (a)	$3,480,000	$3,494,693
Hertz Vehicle Financing II LP
Series 2017-2, 3.290%, 10/25/2023 (a)	1,950,000	1,994,692
Westlake Automobile Receivables Trust
Series 2019-2, 2.570%, 02/15/2023 (a)	3,485,000	3,494,827
TOTAL ASSET BACKED SECURITIES (Cost $8,982,262)		8,984,212

CORPORATE OBLIGATIONS - 76.6%
Aerospace Product and Parts Manufacturing - 0.3%
Spirit AeroSystems, Inc.
2.694% (3 Month LIBOR USD + 0.800%), 06/15/2021 (b)	200,000	199,560
Automotive Equipment Rental and Leasing - 2.4%
General Motors Financial Co., Inc.
3.150%, 06/30/2022	1,688,000	1,721,112
Banks - 20.0%
Bank of America Corp.
3.146% (3 Month LIBOR USD + 1.180%), 10/21/2022 (b)	100,000	101,488
Commonwealth Bank of Australia
2.579% (3 Month LIBOR USD + 0.680%), 09/18/2022 (a)(b)	200,000	201,801
HSBC Holdings PLC
3.543% (3 Month LIBOR USD + 1.500%), 01/05/2022 (b)	2,700,000	2,754,274
JP Morgan Chase Bank
3.086%, 04/26/2021	0	0
Lloyds Bank PLC
2.384% (3 Month LIBOR USD + 0.490%), 05/07/2021 (b)	975,000	978,413
Mitsubishi UFJ Financial Group, Inc.
2.730% (3 Month LIBOR USD + 0.790%), 07/25/2022 (b)	3,500,000	3,523,088
Santander UK PLC
3.750%, 11/15/2021	1,000,000	1,034,640
Skandinaviska Enskilda Banken AB
2.532% (3 Month LIBOR USD + 0.645%), 12/12/2022 (a)(b)	500,000	501,568
Sumitomo Mitsui Financial Group, Inc.
3.106% (3 Month LIBOR USD + 1.140%), 10/19/2021 (b)	150,000	152,145
2.954% (3 Month LIBOR USD + 0.970%), 01/11/2022 (b)	70,000	70,697
Swedbank AB
2.594% (3 Month LIBOR USD + 0.700%), 03/14/2022 (a)(b)	200,000	200,441
Wells Fargo & Co.
2.831% (3 Month LIBOR USD + 0.930%), 02/11/2022 (b)	2,500,000	2,517,517
Westpac Banking Corp.
2.753% (3 Month LIBOR USD + 0.850%), 08/19/2021 (b)	2,500,000	2,523,049
		14,559,121
Beverages - 0.1%
Constellation Brands, Inc.
2.610% (3 Month LIBOR USD + 0.700%), 11/15/2021 (b)	90,000	90,016
Biotechnology - 4.1%
AbbVie, Inc.
2.545% (3 Month LIBOR USD + 0.650%),,11/21/2022 (a)(b)	3,000,000	3,016,094
Business Support Services - 1.8%
Glencore Finance Canada Ltd.
4.950%, 11/15/2021 (a)	1,200,000	1,255,296
Pentair Finance Sarl
3.625%, 09/15/2020	50,000	50,187
		1,305,483
Capital Markets - 2.1%
Ares Capital Corp.
3.625%, 01/19/2022	1,500,000	1,527,048
Chemicals - 2.8%
Albemarle Corp.
2.941% (3 Month LIBOR USD + 1.050%), 11/15/2022 (a)(b)	2,000,000	2,003,969
Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.6%
International Lease Finance Corp.
5.875%, 08/15/2022	400,000	435,941
Construction - 1.4%
John Deere Capital Corp.
2.365% (3 Month LIBOR USD + 0.480%), 09/08/2022 (b)	1,000,000	1,005,204
Depository Credit Intermediation - 4.3%
Citibank NA
2.499% (3 Month LIBOR USD + 0.600%), 05/20/2022 (b)	200,000	200,812
Manufacturers & Traders Trust Co.
2.547%, 12/01/2021 (c)	200,000	200,121
PNC Bank NA
2.315% (3 Month LIBOR USD + 0.430%), 12/09/2022 (b)	2,500,000	2,503,321
Wells Fargo Bank NA
2.082%, 09/09/2022 (c)	200,000	200,359
		3,104,613
Diversified Financial Services - 4.8%
Century Housing Corp.
3.824%, 11/01/2020	1,000,000	1,012,849
Reckitt Benckiser Treasury Services PLC
2.495% (3 Month LIBOR USD + 0.560%), 06/24/2022 (a)(b)	2,500,000	2,506,437
		3,519,286
Electronic Equipment, Instruments & Components - 4.2%
Arrow Electronics, Inc.
3.500%, 04/01/2022	3,000,000	3,072,910
Equity Real Estate Investment Trusts (REITs) - 1.1%
AvalonBay Communities, Inc.
2.431% (3 Month LIBOR USD + 0.640%), 01/15/2021 (b)	795,000	794,916
Finance - 2.5%
Avolon Holdings Funding Ltd.
3.625%, 05/01/2022 (a)	1,750,000	1,795,238
Food Products - 1.7%
Conagra Brands, Inc.
2.703% (3 Month LIBOR USD + 0.750%), 10/22/2020 (b)	150,000	150,015
3.250%, 09/15/2022	720,000	737,744
Kraft Heinz Foods Co.
2.721% (3 Month LIBOR USD + 0.820%), 08/10/2022 (b)	332,000	333,156
		1,220,915
Grain and Oilseed Milling - 2.0%
Bunge Ltd Finance Corp.
3.000%, 09/25/2022	1,417,000	1,437,747
Hotels, Restaurants & Leisure - 0.3%
Choice Hotels International, Inc.
5.750%, 07/01/2022	200,000	216,438
Industrials - 0.3%
Perrigo Finance Unlimited Co.
3.500%, 12/15/2021	200,000	202,766
Insurance - 2.30%
Athene Global Funding
3.319% (3 Month LIBOR USD + 1.230%), 07/01/2022 (a)(b)	200,000	202,758
Infinity Property & Casualty Corp.
5.000%, 09/19/2022	1,050,000	1,115,316
Protective Life Global Funding
2.615%, 08/22/2022 (a)	350,000	354,125
		1,672,199
Motor Vehicle Manufacturing - 7.1%
BMW US Capital LLC
2.411% (3 Month LIBOR USD + 0.410%), 04/12/2021 (a)(b)	95,000	95,176
2.683% (3 Month LIBOR USD + 0.640%), 04/06/2022 (a)(b)	540,000	542,623
Daimler Finance North America LLC
2.452% (3 Month LIBOR USD + 0.550%), 05/04/2021 (a)(b)	200,000	200,310
2.779% (3 Month LIBOR USD + 0.880%), 02/22/2022 (a)(b)	2,422,000	2,440,931
Nissan Motor Acceptance Corp.
3.150%, 03/15/2021 (a)	1,000,000	1,009,998
2.891% (3 Month LIBOR USD + 0.890%), 01/13/2022 (a)(b)	508,000	510,633
2.651% (3 Month LIBOR USD + 0.650%), 07/13/2022 (a)(b)	200,000	199,610
2.600%, 09/28/2022 (a)	147,000	147,256
		5,146,537
Multiline Retail - 0.4%
Dollar Tree, Inc.
2.702% (3 Month LIBOR USD + 0.700%), 04/17/2020 (b)	300,000	300,057
Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.
3.250%, 04/15/2022	2,607,000	2,657,231
BP Capital Markets PLC
2.553% (3 Month LIBOR USD + 0.650%), 09/19/2022 (b)	100,000	100,436
MPLX LP
2.985% (3 Month LIBOR USD + 1.100%), 09/09/2022 (b)	1,729,000	1,736,085
Occidental Petroleum Corp.
2.700%, 08/15/2022	2,000,000	2,021,552
3.360% (3 Month LIBOR USD + 1.450%), 08/15/2022 (b)	125,000	125,680
Phillips 66
2.517% (3 Month LIBOR USD + 0.600%), 02/26/2021 (b)	90,000	90,006
		6,730,990
Professional Services - 0.6%
Equifax, Inc.
2.780% (3 Month LIBOR USD + 0.870%), 08/15/2021 (b)	409,000	410,593
Trading Companies & Distributors - 0.1%
GATX Corp.
2.611% (3 Month LIBOR USD + 0.720%), 11/05/2021 (b)	100,000	100,455
TOTAL CORPORATE OBLIGATIONS (Cost $55,561,498)		55,589,208

MUNICIPAL DEBT OBLIGATIONS - 4.2%
California Housing Finance, Refunding, Revenue Bond
4.950%, 08/01/2020	3,000,000	3,019,050
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,021,373)		3,019,050

SHORT-TERM INVESTMENTS - 8.8%
Commerical Paper - 5.8%
Fédération des caisses Desjardins du Québec	2,000,000	1,998,417
-%, 01/16/2020
General Electric Co.	200,000	199,988
-%, 01/02/2020
McKesson Corp.	2,000,000	1,999,430
-%, 01/02/2020
		4,197,835
Money Market Funds - 3.0%	Number of Shares
First American Government Obligations Fund - Class X, 1.51% (d)	2,203,904	2,203,904
Total Short Term Investments (Cost $6,401,740)		6,401,739

Total Investments (Cost $73,966,873) - 101.9%		73,994,209
Liabilities in Excess of Other Assets - (1.9)%		(1,291,437)
TOTAL NET ASSETS - 100.0%		$72,702,772

Percentages are stated as a percent of net assets.
(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2019, the market value of these securities total $26,168,476, which represents 35.99% of total net assets.

(b) Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(c) Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.
(d) Seven-day yield as of December 31, 2019.